AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 98.8%
Aerospace & Defense — 0.9%
AAR Corp.*	104,912	$3,402,295
Ducommun, Inc.*	35,640	1,794,474
Kaman Corp.	59,308	2,115,516
		7,312,285
Airlines — 0.3%
Allegiant Travel Co.*	13,717	2,681,399
Auto Components — 1.0%
Adient PLC*	104,414	4,327,960
Goodyear Tire & Rubber Co. (The)*	209,828	3,713,956
		8,041,916
Automobiles — 0.0%
Workhorse Group, Inc.*(a)	53,729	411,027
Banks — 16.0%
Amalgamated Financial Corp.	45,535	720,364
Ameris Bancorp	120,021	6,226,690
Atlantic Union Bankshares Corp.	133,446	4,917,485
BancorpSouth Bank	144,064	4,290,226
Banner Corp.	97,384	5,376,571
Brookline Bancorp, Inc.	204,655	3,123,035
Cadence BanCorp	58,380	1,282,025
Columbia Banking System, Inc.	142,771	5,423,870
Community Bank System, Inc.	74,488	5,096,469
ConnectOne Bancorp, Inc.	131,690	3,952,017
CVB Financial Corp.	233,790	4,762,302
Eastern Bankshares, Inc.	151,508	3,075,612
FB Financial Corp.	114,758	4,920,823
First Financial Bankshares, Inc.(a)	67,657	3,108,839
First Merchants Corp.	117,128	4,900,636
First of Long Island Corp. (The)	25,259	520,335
German American Bancorp, Inc.	58,807	2,271,714
Glacier Bancorp, Inc.(a)	109,805	6,077,707
Great Western Bancorp, Inc.	31,644	1,036,025
Hancock Whitney Corp.	109,503	5,159,781
Heritage Financial Corp.	94,157	2,401,004
Home BancShares, Inc.	163,402	3,844,849
Independent Bank Corp.(a)	53,303	4,059,024
Lakeland Financial Corp.(a)	77,637	5,530,860
OceanFirst Financial Corp.	169,776	3,634,904
Pacific Premier Bancorp, Inc.	126,751	5,252,562
PacWest Bancorp	87,912	3,984,172
Pinnacle Financial Partners, Inc.	42,454	3,994,072
Renasant Corp.	121,002	4,362,122
SouthState Corp.	60,299	4,502,526
Towne Bank	89,320	2,778,745
TriCo Bancshares	82,646	3,586,836
United Community Banks, Inc.	176,684	5,798,769
		129,972,971
Beverages — 0.7%
Primo Water Corp.	353,137	5,551,314
Biotechnology — 3.1%
Agios Pharmaceuticals, Inc.*(a)	57,936	2,673,746
Alkermes PLC*	80,164	2,472,258
Allogene Therapeutics, Inc.*(a)	59,744	1,535,421
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arena Pharmaceuticals, Inc.*	50,492	$3,006,798
Bluebird Bio, Inc.*	79,353	1,516,436
Blueprint Medicines Corp.*	12,881	1,324,295
Cytokinetics, Inc.*(a)	31,805	1,136,711
Inovio Pharmaceuticals, Inc.*(a)	115,679	828,262
Invitae Corp.*(a)	68,702	1,953,198
Ironwood Pharmaceuticals, Inc.*	157,317	2,054,560
Mersana Therapeutics, Inc.*	41,855	394,693
Myriad Genetics, Inc.*	91,020	2,939,036
REVOLUTION Medicines, Inc.*(a)	42,088	1,157,841
Turning Point Therapeutics, Inc.*	34,347	2,281,671
		25,274,926
Building Products — 1.1%
Gibraltar Industries, Inc.*	29,381	2,046,387
Griffon Corp.	35,310	868,626
Resideo Technologies, Inc.*	237,143	5,878,775
		8,793,788
Capital Markets — 1.4%
Hamilton Lane, Inc. (Class A Stock)	22,803	1,934,150
Houlihan Lokey, Inc.	31,177	2,871,402
PJT Partners, Inc. (Class A Stock)	36,123	2,857,691
Stifel Financial Corp.	53,354	3,625,938
		11,289,181
Chemicals — 2.2%
Amyris, Inc.*(a)	60,112	825,338
Avient Corp.	211,384	9,797,648
HB Fuller Co.	31,453	2,030,606
Kraton Corp.*	22,147	1,010,789
Tronox Holdings PLC (Class A Stock)	170,955	4,214,041
		17,878,422
Commercial Services & Supplies — 1.2%
Brady Corp. (Class A Stock)	43,251	2,192,825
Deluxe Corp.	108,511	3,894,460
UniFirst Corp.	16,445	3,496,536
		9,583,821
Communications Equipment — 0.6%
Viavi Solutions, Inc.*	303,624	4,779,042
Construction & Engineering — 1.5%
Arcosa, Inc.	73,706	3,697,830
Dycom Industries, Inc.*	51,950	3,700,918
WillScot Mobile Mini Holdings Corp.*	164,118	5,205,823
		12,604,571
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	114,670	3,666,000
Consumer Finance — 1.0%
FirstCash, Inc.	36,405	3,185,437
Green Dot Corp. (Class A Stock)*(a)	76,193	3,834,794
Oportun Financial Corp.*	33,142	829,544
		7,849,775
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.1%
Alerus Financial Corp.	23,199	$693,186
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.*(a)	111,138	4,428,849
Electric Utilities — 1.9%
ALLETE, Inc.	79,744	4,746,363
IDACORP, Inc.	55,358	5,722,910
MGE Energy, Inc.	70,183	5,158,450
		15,627,723
Electronic Equipment, Instruments & Components — 1.8%
CTS Corp.	78,222	2,417,842
FARO Technologies, Inc.*	46,936	3,088,858
Knowles Corp.*	131,894	2,471,694
Rogers Corp.*	19,405	3,618,644
TTM Technologies, Inc.*(a)	220,337	2,769,636
		14,366,674
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	94,594	3,568,086
ChampionX Corp.*	208,402	4,659,869
Liberty Oilfield Services, Inc. (Class A Stock)*	116,321	1,410,974
NexTier Oilfield Solutions, Inc.*	322,869	1,485,197
		11,124,126
Equity Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	229,481	4,683,707
DigitalBridge Group, Inc.*(a)	695,004	4,190,874
EastGroup Properties, Inc.	21,361	3,559,384
Healthcare Realty Trust, Inc.	230,071	6,851,514
Highwoods Properties, Inc.	145,084	6,363,384
Hudson Pacific Properties, Inc.	236,756	6,219,580
National Health Investors, Inc.	79,554	4,256,139
Park Hotels & Resorts, Inc.*	181,484	3,473,604
Pebblebrook Hotel Trust(a)	289,052	6,477,655
PS Business Parks, Inc.	18,586	2,913,170
RLJ Lodging Trust	316,707	4,706,266
Ryman Hospitality Properties, Inc.*	70,930	5,936,841
Sabra Health Care REIT, Inc.	346,332	5,098,007
SITE Centers Corp.	367,475	5,673,814
STAG Industrial, Inc.	141,126	5,539,196
Terreno Realty Corp.	68,762	4,347,821
		80,290,956
Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	95,116	5,223,771
Performance Food Group Co.*	9,026	419,348
United Natural Foods, Inc.*(a)	63,931	3,095,539
		8,738,658
Food Products — 1.2%
Hostess Brands, Inc.*(a)	257,939	4,480,400
Simply Good Foods Co. (The)*	77,557	2,674,941
Sovos Brands, Inc.*	38,280	534,006
Utz Brands, Inc.(a)	123,788	2,120,489
		9,809,836
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	35,164	$4,221,438
ONE Gas, Inc.	84,635	5,363,320
		9,584,758
Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	113,920	3,554,304
CONMED Corp.	33,610	4,397,196
Figs, Inc. (Class A Stock)*	22,598	839,290
LivaNova PLC*	36,984	2,928,763
Merit Medical Systems, Inc.*	69,146	4,964,683
NuVasive, Inc.*(a)	80,546	4,820,678
		21,504,914
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*	64,021	4,083,259
AMN Healthcare Services, Inc.*	33,062	3,793,865
Option Care Health, Inc.*	108,763	2,638,590
Owens & Minor, Inc.	68,725	2,150,405
Tenet Healthcare Corp.*	105,065	6,980,519
		19,646,638
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*(a)	207,784	2,778,072
Hotels, Restaurants & Leisure — 1.7%
Bloomin’ Brands, Inc.*	58,929	1,473,225
Boyd Gaming Corp.*	54,814	3,467,534
SeaWorld Entertainment, Inc.*	107,281	5,934,785
Travel + Leisure Co.	55,874	3,046,809
		13,922,353
Household Durables — 1.4%
Century Communities, Inc.	77,707	4,775,095
Installed Building Products, Inc.	17,826	1,910,056
Meritage Homes Corp.*	42,111	4,084,767
Tupperware Brands Corp.*(a)	31,177	658,458
		11,428,376
Independent Power & Renewable Electricity Producers — 0.4%
NextEra Energy Partners LP(a)	43,379	3,269,041
Insurance — 2.9%
AMERISAFE, Inc.	30,257	1,699,233
BRP Group, Inc. (Class A Stock)*	77,589	2,582,938
CNO Financial Group, Inc.	194,656	4,582,202
Enstar Group Ltd.*	17,393	4,082,659
Primerica, Inc.	18,564	2,851,987
RLI Corp.(a)	25,051	2,511,864
Selective Insurance Group, Inc.	67,690	5,112,626
		23,423,509
IT Services — 0.6%
LiveRamp Holdings, Inc.*	95,235	4,497,949
Leisure Products — 0.6%
Callaway Golf Co.*(a)	164,753	4,552,125
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*(a)	86,066	2,198,986

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 6.0%
Astec Industries, Inc.	63,328	$3,407,680
Chart Industries, Inc.*(a)	29,605	5,657,812
Colfax Corp.*	126,954	5,827,189
Columbus McKinnon Corp.	117,446	5,678,514
Federal Signal Corp.	123,879	4,784,207
Kennametal, Inc.(a)	150,897	5,165,204
Proto Labs, Inc.*	21,965	1,462,869
Rexnord Corp.	156,526	10,063,056
SPX FLOW, Inc.	43,012	3,144,177
Terex Corp.	87,138	3,668,510
		48,859,218
Media — 2.5%
Entravision Communications Corp. (Class A Stock)	232,537	1,651,013
Gray Television, Inc.	107,253	2,447,514
iHeartMedia, Inc. (Class A Stock)*	185,564	4,642,811
John Wiley & Sons, Inc. (Class A Stock)	98,424	5,138,717
Nexstar Media Group, Inc. (Class A Stock)(a)	28,639	4,351,982
TEGNA, Inc.	115,356	2,274,820
		20,506,857
Metals & Mining — 1.7%
Alcoa Corp.*	33,907	1,659,409
Allegheny Technologies, Inc.*(a)	82,941	1,379,309
Arconic Corp.*	108,268	3,414,773
Coeur Mining, Inc.*	226,424	1,397,036
Commercial Metals Co.	87,557	2,666,986
Constellium SE*	162,775	3,056,914
		13,574,427
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
KKR Real Estate Finance Trust, Inc.(a)	190,385	4,017,123
PennyMac Mortgage Investment Trust	346,820	6,828,886
Two Harbors Investment Corp.(a)	545,877	3,460,860
		14,306,869
Multiline Retail — 0.4%
Macy’s, Inc.	150,091	3,392,057
Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.*	337,672	6,351,610
Brigham Minerals, Inc. (Class A Stock)	149,108	2,856,909
Centennial Resource Development, Inc. (Class A Stock)*(a)	657,588	4,405,840
Magnolia Oil & Gas Corp. (Class A Stock)(a)	268,651	4,779,301
Ovintiv, Inc.	152,145	5,002,528
PDC Energy, Inc.	106,854	5,063,811
Range Resources Corp.*(a)	213,454	4,830,464
SM Energy Co.	192,582	5,080,313
Viper Energy Partners LP	240,494	5,254,794
		43,625,570
Paper & Forest Products — 0.1%
Domtar Corp.*	22,107	1,205,716
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 0.2%
Intra-Cellular Therapies, Inc.*	44,352	$1,653,443
Professional Services — 2.6%
ASGN, Inc.*	49,327	5,580,857
First Advantage Corp.*	167,141	3,184,036
ICF International, Inc.	29,743	2,655,752
KBR, Inc.	185,427	7,305,824
ManTech International Corp. (Class A Stock)	33,562	2,548,027
		21,274,496
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	180,237	3,770,558
Road & Rail — 1.6%
ArcBest Corp.	54,723	4,474,700
Avis Budget Group, Inc.*(a)	28,063	3,269,620
Saia, Inc.*	21,937	5,221,664
		12,965,984
Semiconductors & Semiconductor Equipment — 1.8%
Cohu, Inc.*	136,312	4,353,805
MACOM Technology Solutions Holdings, Inc.*	75,339	4,887,241
Onto Innovation, Inc.*	77,226	5,579,579
		14,820,625
Software — 1.3%
Cerence, Inc.*(a)	26,152	2,513,469
InterDigital, Inc.	33,850	2,295,707
Marathon Digital Holdings, Inc.*(a)	39,375	1,243,462
Vonage Holdings Corp.*	299,797	4,832,728
		10,885,366
Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)*	103,401	3,890,980
Academy Sports & Outdoors, Inc.*	63,299	2,533,226
American Eagle Outfitters, Inc.(a)	40,321	1,040,282
Citi Trends, Inc.*(a)	34,542	2,520,184
Group 1 Automotive, Inc.	24,021	4,513,065
Rent-A-Center, Inc.	80,700	4,536,147
RH*(a)	936	624,228
Signet Jewelers Ltd.	41,792	3,299,896
Zumiez, Inc.*	10,588	420,979
		23,378,987
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.*	31,093	1,505,212
Crocs, Inc.*	40,099	5,753,404
Deckers Outdoor Corp.*	1,199	431,880
		7,690,496
Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.	346,041	5,176,773
NMI Holdings, Inc. (Class A Stock)*	128,106	2,896,477
Walker & Dunlop, Inc.	52,762	5,988,487

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Washington Federal, Inc.	191,762	$6,579,354
		20,641,091
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	84,734	4,046,896
Herc Holdings, Inc.*	26,665	4,358,661
WESCO International, Inc.*	72,630	8,375,691
		16,781,248
Water Utilities — 0.3%
SJW Group	41,810	2,761,969
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	202,150	3,941,925

Total Common Stocks (cost $661,841,105)		803,614,069
Exchange-Traded Fund — 0.7%
iShares Russell 2000 Value ETF(a)	35,176	5,636,251
(cost $5,783,881)

Total Long-Term Investments (cost $667,624,986)		809,250,320
Short-Term Investments — 9.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,307,098	3,307,098
PGIM Institutional Money Market Fund (cost $70,189,736; includes $70,186,158 of cash collateral for securities on loan)(b)(wa)	70,231,874	70,189,736

Total Short-Term Investments (cost $73,496,834)		73,496,834

TOTAL INVESTMENTS—108.6% (cost $741,121,820)		882,747,154

Liabilities in excess of other assets — (8.6)%		(69,588,713)

Net Assets — 100.0%		$813,158,441

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,521,907; cash collateral of $70,186,158 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4